Note 10 - Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Total (loss) / gain on derivatives	$ 4,741	$ (199,644)
Not Designated as Hedging Instrument [Member]
Total (loss) / gain on derivatives	5,072	(129,661)
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Total (loss) / gain on derivatives	$ (331)	$ (69,983)